SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
Summary of Operating Results by Segment

		Airport
		Security
		and Other
		Aviation
	Corporate	Services		Technology	Total
Six months ended June 30, 2015:
Revenue	$-		$84,495	$503	$84,998
Depreciation and amortization	-		315	29	344
Loss from continuing operations	1,266		1,126	1,862	4,254
Total assets	473		36,277	407	37,157

Six months ended June 30, 2014:
Revenue	$-		$82,136	$396	$82,532
Depreciation and amortization	-		380	50	430
Loss (Profit) from continuing operations	1,325		(623)	1,745	2,447
Total assets	584		32,051	259	32,894

Schedule of Revenues by Geographic Area
	Six months ended June 30,
	2015	2014
Netherlands	$31,091	$34,285
Germany	28,368	21,883
United States of America	19,969	19,555
Other	5,570	6,809
Total	$84,998	$82,532

Schedule of Property and Equipment by Geographic Area
	June 30,
	2015	2014
Netherlands	$510	$532
Germany	173	239
United States of America	298	433
Other	250	339
Total	$1,231	$1,543